Debt - Scheduled Principal Payments of Long Term Debt (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Debt Disclosure [Abstract]
2018	$ 8,184
2019	18,989
2020	17,557
2021	11,861
2022	17,739
Thereafter	112,928
Total	$ 187,258